Stock-Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012	Dec. 28, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, options outstanding	3,554,926		3,338,096	3,472,539	576,370
Common stock, options vested	2,161,184		1,709,748
Options to purchase common stock granted			802,857	3,190,019
Stock options exercise price			$ 5.25	$ 4.77
Options expiration period			10 years
Aggregate intrinsic value of options outstanding			$ 13,900,000
Aggregate intrinsic value of options exercisable			7,100,000
Stock-based compensation expense	635,000	191,000	822,000	860,000
Unrecognized compensation expense	2,300,000		860,000
Unrecognized compensation expense, recognition period	1 year 2 months 12 days		1 year 9 months 18 days
Common stock, options unvested	1,393,742
Stock options exercised	739			8,093
Exercise price of $5.84 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common stock granted			535,238	2,126,677
Stock options exercise price			$ 5.84	$ 5.84
Exercise price equal to the fair value of the common stock on the date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common stock granted			267,619	1,063,343
Non Executive Employees [Member] | Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common stock granted	223,183
Stock options exercise price	$ 15.00
Unrecognized compensation expense, recognition period	4 years
Unrecognized compensation expense	1,300,000
Premium Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, options outstanding	2,062,442		2,062,448
Restricted Grants [Member] | Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of directors granted shares	2
Restricted Grants [Member] | Directors [Member] | Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	3 years
Restricted shares granted	3,333
Value of restricted grants	50,000
Stock-based compensation expense to be incurred, restricted grants	$ 330,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, description
Option vesting period			4 years	3 years
Authorized number of common stock for issuance, shares			5,521,037
Number of share available for grant			503,124
Weighted average grant date fair Value			$ 1.40	$ 0.60
Expected volatility			40.60%	39.00%
Expected life			6 years 3 months	5 years 9 months
Risk-free interest rates, Minimum			1.15%
Risk-free interest rates, Maximum			1.99%
Risk-free interest rates				1.02%
Expected dividends			0.00%	0.00%